Operating expenses	12 Months Ended
Dec. 31, 2024
Disclosure of expenses [Abstract]
Operating expenses	Note 10: Operating expenses

	2024 £m	2023 £m	2022 £m
Staff costs:
Salaries and social security costs[1]	3,819	3,651	3,310
Pensions and other retirement benefit schemes (note 12)	526	355	455
Restructuring and other staff costs	327	487	307
	4,672	4,493	4,072
Premises and equipment costs[2]	454	449	332
Depreciation and amortisation[3]	3,426	2,905	2,396
UK bank levy	147	150	148
Regulatory and legal provisions (note 28)	899	675	255
Other	2,594	2,720	2,556
Operating expenses before adjustment for:	12,192	11,392	9,759
Amounts attributable to the acquisition of insurance and participating investment contracts	(182)	(183)	(168)
Amounts reported within insurance service expenses	(409)	(386)	(354)
Total operating expenses	11,601	10,823	9,237
1Including social security costs of £428 million (2023: £371 million; 2022: £341 million).
2Net of profits on disposal of operating lease assets of £59 million (2023: £93 million; 2022: £197 million).
3Including depreciation in respect of premises £96 million (2023: £110 million; 2022: £114 million), equipment £400 million (2023: £388 million; 2022: £561 million), operating lease assets
£1,410 million (2023: £1,070 million; 2022: £570 million) and right-of-use assets £198 million (2023: £209 million; 2022: £226 million).
Average headcount
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2024	2023	2022
UK	64,334	65,390	62,587
Overseas	1,895	807	785
Total	66,229	66,197	63,372
Performance-based compensation
The tables below analyse the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	Performance-based compensation expense			Performance-based compensation expense deferred until later years
	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m
Awards made in respect of the year ended 31 December	300	316	349	90	108	128
Awards made in respect of earlier years	96	124	109	34	22	20
	396	440	458	124	130	148
Performance-based awards expensed in 2024 include cash awards amounting to £162 million (2023: £169 million; 2022: £144 million).